Earnings (loss) per share (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss for the year attributed to Company's shareholders, Basic	(11,320)	(4,579)	(336)
Loss for the year attributed to Company's shareholders, Diluted	(11,320)	(4,579)	(336)
Reconciliation of income available for distribution, by class (numerator), basic	(11,320)	(4,579)	(336)
Reconciliation of income available for distribution, by class (numerator), diluted	(11,320)	(4,579)	(336)
Weighted average number of shares, basic	797,207,807	796,943,478	796,476,912
Weighted average shares diluted	797,207,807	796,943,478	796,476,912
Common shares [Member]
IfrsStatementLineItems [Line Items]
Reconciliation of income available for distribution, by class (numerator), basic	(6,413)	(2,595)	(191)
Reconciliation of income available for distribution, by class (numerator), diluted	(6,413)	(2,595)	(191)
Weighted average number of shares, basic	451,668,652	451,668,652	451,668,652
Weighted average shares diluted	451,668,652	451,668,652	451,668,652
Loss per share, basic	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Loss per share, diluted	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Class A Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Reconciliation of income available for distribution, by class (numerator), basic	(4,900)	(1,981)	(145)
Reconciliation of income available for distribution, by class (numerator), diluted	(4,900)	(1,981)	(145)
Weighted average number of shares, basic	345,060,365	344,796,036	344,329,470
Weighted average shares diluted	345,060,365	344,796,036	344,329,470
Loss per share, basic	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Loss per share, diluted	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Class B Preference Shares [Member]
IfrsStatementLineItems [Line Items]
Reconciliation of income available for distribution, by class (numerator), basic	(7)	(3)
Reconciliation of income available for distribution, by class (numerator), diluted	(7)	(3)
Weighted average number of shares, basic	478,790	478,790	478,790
Weighted average shares diluted	478,790	478,790	478,790
Loss per share, basic	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)
Loss per share, diluted	R$ (14.1998)	R$ (5.7458)	R$ (0.4215)